Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable, net
	December 31, 2017	December 31, 2016

Trade accounts receivable	$20,319,213	$15,948,216
Less: allowances for doubtful accounts	(1,815,927)	(741,187)

Accounts receivable, net	$18,503,286	$15,207,029